Share-Based Compensation (Details 2)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share Based Compensation [Line Items]
Options outstanding	13,014,147
Weighted average remaining contractual term (years)	8 years 2 months 12 days
Options exercisable	5,536,637
Weighted average remaining contractual term (years)	7 years 4 months 24 days
Exercise Price One [Member]
Share Based Compensation [Line Items]
Exercise price (Range), Minimum | $ / shares	$ 0.001
Exercise price (Range), Maximum | $ / shares	$ 1.35
Options outstanding	10,129,937
Weighted average remaining contractual term (years)	8 years 4 months 24 days
Options exercisable	3,802,949
Weighted average remaining contractual term (years)	8 years
Exercise Price Two [Member]
Share Based Compensation [Line Items]
Exercise price (Range), Minimum | $ / shares	$ 1.35
Exercise price (Range), Maximum | $ / shares	$ 1.8
Options outstanding	2,596,210
Weighted average remaining contractual term (years)	7 years 4 months 24 days
Options exercisable	1,445,688
Weighted average remaining contractual term (years)	6 years
Exercise Price Three [Member]
Share Based Compensation [Line Items]
Exercise price (Range), Minimum | $ / shares	$ 1.8
Exercise price (Range), Maximum | $ / shares	$ 2.1
Options outstanding	288,000
Weighted average remaining contractual term (years)	6 years 7 months 6 days
Options exercisable	288,000
Weighted average remaining contractual term (years)	6 years 7 months 6 days